Fair Value (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value of Assets and Liabilities Measured on a Recurring Basis

	Yen (millions)
	2011
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	145,816	145,069	747	—
Government debt securities	3,232	3,219	13	—
Corporate debt securities	38,080	—	5,154	32,926
Other	9,307	6,434	2,873	—
Derivatives	22,057	—	22,057	—
Subordinated interests resulting from securitization	34,066	—	—	34,066

	252,558	154,722	30,844	66,992

Liabilities:
Derivatives	(10,988)	—	(10,988)	—

	Yen (millions)
	2010
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	159,850	156,879	2,971	—
Government debt securities	44,156	43,989	167	—
Corporate debt securities	35,359	—	6,426	28,933
Other	14,260	5,903	8,357	—
Derivatives	26,880	—	26,880	—
Subordinated interests resulting from securitization	115,417	—	—	115,417

	395,922	206,771	44,801	144,350

Liabilities:
Derivatives	(15,135)	—	(15,135)	—

Changes in Level 3 Instruments Measured on a Recurring Basis
	555555555	555555555	555555555
	Yen (millions)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	28,933	115,417	144,350
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (a)	—	(113,651)	(113,651)
Purchases, sales, issuances and settlements, net	2,046	32,300	34,346
Total gains or losses (realized/unrealized)
Included in earnings (b)	546	—	546
Included in other comprehensive loss	1,401	—	1,401

Balance at end of year	32,926	34,066	66,992

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	—	—	—

(a)	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
(b)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

	555555555	555555555	555555555
	Yen(millons)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	26,532	123,465	149,997
Purchases, sales, issuances and settlements, net	(271)	(11,275)	(11,546)
Total gains or losses (realized/unrealized)
Included in earnings (a)	(15)	3,588	3,573
Included in other comprehensive loss	2,687	(361)	2,326

Balance at end of year	28,933	115,417	144,350

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14)	3,534	3,520

(a)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Assets Measured at Fair Value on a Non-recurring Basis
	Yen (millions)
	2011
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	1,712	—	—	(4,741)
Cost-method investments	—	—	8,066	(3,180)
Long-lived assets (b)
High Functional Materials & Components segment	—	—	7,755	(10,956)
Components & Devices segment	—	—	18,046	(16,561)
Other	—	—	1,716	(7,653)

Total	1,712	—	35,583	(43,091)

(a)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

	Yen (millions)
	2010
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	511	—	86,100	(15,169)
Cost-method investments	—	—	1,273	(1,005)
Long-lived assets (b)
Components & Devices segment	—	—	47,976	(18,611)
Other	—	—	5,856	(6,585)

Total	511	—	141,205	(41,370)

(a)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.